Operating expenses, Valuation of Stock Compensation (Details)		1 Months Ended			12 Months Ended
		Jun. 30, 2023 shares	Jan. 31, 2023 shares $ / shares	Jan. 31, 2022 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Valuation of Stock Compensation [Abstract]
Number of restricted stock, forfeited (in shares)					57,431	199,400	0
Number of restricted stock, vested (in shares)	[1]				503,688	800,723	733,133
January 2023 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)			300,000
Number of restricted stock vesting in one year (in shares)			67,500
Number of restricted stock vesting in two years (in shares)			67,500
Number of restricted stock vesting in three years (in shares)			67,500
Number of restricted stock, forfeited (in shares)			32,500
Number of restricted stock, vesting subject to certain market conditions (in shares)			65,000
January 2023 [Member] | Management [Member] | Vesting value $8.25 [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)			32,500
Number of shares vested, fair value (in dollars per share) | $ / shares			$ 8.25
January 2023 [Member] | Management [Member] | Vesting value $6.72 [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)			32,500
Number of shares vested, fair value (in dollars per share) | $ / shares			$ 6.72
January 2023 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)			135,000
Number of restricted stock, vested (in shares)		22,500
January 2022 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)				697,953
Number of restricted stock vesting in one year (in shares)				99,788
Number of restricted stock vesting in two years (in shares)				99,788
Number of restricted stock vesting in three years (in shares)				99,789
Number of restricted stock, forfeited (in shares)				199,263
Number of restricted stock, vesting subject to certain market conditions (in shares)				24,931
Number of shares vested, fair value (in dollars per share) | $ / shares				$ 4.29
Number of restricted stock, vested (in shares)				174,394
January 2022 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)				175,000

[1]	Does not include shares in lieu of dividends